Related Party Transactions (Details) - Schedule of amounts charged to us or reimbursed by us under these agreements - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of amounts charged to us or reimbursed by us under these agreements [Abstract]
Administrative services provided by Idealab	$ 314,000	$ 141	$ 1,066	$ 403
Reimbursement to Idealab for expenses incurred		86		233
Total Idealab transactions	$ 314,000	$ 227	$ 1,066	$ 636